Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts [Line Items]
Recovery		$ (189,286)
Accounts Receivable [Member]
Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts [Line Items]
Beginning balance	1,581,142	1,669,658	392,533
Provision (reverse) for doubtful accounts	1,011,760		3,276,200
Written-off	(34,879)		(1,984,244)
Foreign currency translation adjustments	49,577	100,770	(14,831)
Ending balance	$ 2,607,600	$ 1,581,142	$ 1,669,658